Principal Accounting Policies (Schedules of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2018
Trademarks [Member] | Maximum [Member]
Intangible assets, net:
Estimated average useful lives	3 years
Trademarks [Member] | Minimum [Member]
Intangible assets, net:
Estimated average useful lives	2 years
User Base [Member] | Maximum [Member]
Intangible assets, net:
Estimated average useful lives	3 years
User Base [Member] | Minimum [Member]
Intangible assets, net:
Estimated average useful lives	2 years
Patents [Member]
Intangible assets, net:
Estimated average useful lives	10 years
Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Portable Power Banks And Charging Boxes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Portable Power Banks And Charging Boxes [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of expected lives of leasehold improvements and lease term
Building
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Servers | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Servers | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office furniture, vehicles & logistics equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office furniture, vehicles & logistics equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years